SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives
Once the asset is available for use, recorded amounts are amortized and depreciated over their estimated useful life using the straight-line method at the following rates:

Computer equipment	3 years
Office furnishings and equipment	5 years
Assembly & test equipment	2-5 years
Demonstration suite & tradeshow equipment	3-5 years
Leasehold improvements	Lesser of their useful life or the term of lease